Stock-Based Compensation (Details)	9 Months Ended
Mar. 31, 2024 shares
RSAs activity
Outstanding and Unvested as of June 30, 2023	459,200
Vested	(449,000)
Forfeited	(10,200)
Outstanding and Unvested as of March 31 , 2024